Expense Example, No Redemption (USD $)	12 Months Ended
Sep. 30, 2011
Vanguard Asset Allocation Fund - Investor Shares | Vanguard Asset Allocation Fund
Expense Example, No Redemption:
1 YEAR	$ 30
3 YEAR	93
5 YEAR	163
10 YEAR	368
Vanguard U.S. Value Fund - Investor Shares | Vanguard U.S. Value Fund
Expense Example, No Redemption:
1 YEAR	32
3 YEAR	100
5 YEAR	174
10 YEAR	393
Vanguard Capital Value Fund - Investor Shares | Vanguard Capital Value Fund
Expense Example, No Redemption:
1 YEAR	59
3 YEAR	186
5 YEAR	324
10 YEAR	726
Vanguard Asset Allocation Fund - Admiral Shares | Vanguard Asset Allocation Fund
Expense Example, No Redemption:
1 YEAR	22
3 YEAR	68
5 YEAR	118
10 YEAR	$ 268